Discontinued Operations Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The table below reflects the details of the property and the exchange (in thousands):

Property	Date of Sale	Original Acquisition Date	Sales Price (1)	Impairment loss
Forbes Boulevard	April 27, 2012	September 5, 2007	$28,000	$(4,552)
_________

(1)	The sales price was equal to the fair-value of the office property received as consideration for the exchange from the independent third party.

The results of operations of the Forbes Boulevard property are reported as discontinued operations for all periods presented in the accompanying consolidated financial statements. The following table summarizes the revenue and expense components that comprise income from discontinued operations (in thousands):

	For the Year Ended
	December 31,
	2011	2010	2009
Total revenues	$1,499	$2,808	$2,973
Total expenses	1,025	1,105	1,191
Income from discontinued operations	$474	$1,703	$1,782